Document and Entity Information (USD $)	12 Months Ended
Jul. 31, 2011
Document and Entity Information
Entity Registrant Name	PUNCHLINE ENTERTAINMENT, INC.
Document Type	10-K
Document Period End Date	Jul. 31, 2011
Amendment Flag	true
Amendment Description	Refiled in XBRL format
Entity Central Index Key	0001415744
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding	50,000,000
Entity Public Float	$ 4,000,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY